LONG-TERM INVESTMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENT	The Company’s long-term investment is as follows:
	June 30, 2021	December 31, 2020

Equity Security – Compulsorily Convertible Debenture	$-	$40,603
The Company’s long-term investment is as follows:
	December 31, 2020	December 31, 2019

Equity Security – Compulsorily Convertible Debenture	$40,603	$41,617